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                                                      OCTOBER 1, 1999
                                                      AS REVISED
                                                      MARCH 3, 2000 | PROSPECTUS
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J.P. MORGAN INSTITUTIONAL
MARKET NEUTRAL FUND
                                   ---------------------------------------------
                                   Seeking to provide long term capital
                                   appreciation while neutralizing the risks associated with stock market investing

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.


                                                                        JPMorgan

CONTENTS
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2 | The fund's goal, investment approach, risks and expenses

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND

Fund description ...........................................................   2
Investor expenses ..........................................................   3


4 | U.S. EQUITY MANAGEMENT APPROACH

J.P. Morgan ................................................................   4
J.P. Morgan Institutional Market Neutral Fund ..............................   4
Who may want to invest .....................................................   4
U.S. equity investment process .............................................   5


6 | Investing in the J.P. Morgan Institutional Market Neutral Fund

YOUR INVESTMENT
Investing through a financial professional .................................   6
Investing through an employer-sponsored retirement plan ....................   6
Investing through an IRA or rollover IRA ...................................   6
Investing directly .........................................................   6
Opening your account .......................................................   6
Adding to your account .....................................................   6
Selling shares .............................................................   7
Account and transaction policies ...........................................   7
Dividends and distributions ................................................   8
Tax considerations .........................................................   8


9 | More about risk and the fund's business operations

FUND DETAILS
Business structure .........................................................   9
Management and administration ..............................................   9
Performance of private accounts ............................................   9
Risk and reward elements ...................................................  10
Financial Highlights .......................................................  12

FOR MORE INFORMATION ..............................................   back cover

J.P. MORGAN INSTITUTIONAL
MARKET NEUTRAL FUND
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
RISK/RETURN SUMMARY
For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 10-11.

[GRAPHIC OMITTED]
GOAL
The fund's goal is to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing. This goal can be changed without shareholder approval.

[GRAPHIC OMITTED]
INVESTMENT APPROACH

Principal Strategies

     The fund takes long and short positions in different stocks, selecting from a universe of mid to large cap stocks with characteristics similar to those of the Russell 1000 and/or Standard & Poor's 500 (S&P 500) Indexes, in an effort to insulate the fund's performance from the effects of general stock market movements. In rising markets, the fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions. The fund expects that this difference in rates of apprecia tion, along with any returns on cash generated by short sales, will generate a positive return; the fund pursues returns exceeding those of 90-day U.S. Treasury Bills.


The fund purchases securities that it believes are undervalued and sells short securities that it believes are overvalued. The long and short portfolios are matched on a variety of risk characteristics in order to limit exposure to macroeconomic factors. In each sector in which the fund invests, it balances the dollars invested in long and short positions to remain sector neutral. In attempting to neutralize market and sector risks, the fund emphasizes stock picking as the primary means of generating returns.

PRINCIPAL RISKS

While the fund's market neutral approach seeks to minimize the risks of investing in the overall stock market, it may involve more risk than other funds that do not engage in short selling. The fund's long positions could decline in value while the value of the securities sold short increases, thereby increasing the potential for loss. It also is possible that the combination of securities held long and sold short will fail to protect the fund from overall stock market risk as anticipated.

The fund will have substantial short positions and must borrow the security to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund also may be unable to close out an established short position at an acceptable price, and may have to sell long positions at disadvantageous times to cover its short positions.

The value of your investment in the fund will fluctuate in response to movements in the stock market. fund performance also will depend on the effectiveness of J.P. morgan's research and the management team's stock picking decisions.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.

REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN MARKET NEUTRAL FUND: INSTITUTIONAL
SHARES)

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $349 billion, including approximately $331 million using the same strategy as the fund.

The portfolio management team is led by James C. Wiess, vice president, Timothy
J. Devlin, vice president, and Bernard A. Kroll, vice president. Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this fund managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Mr. Kroll has been at J.P. Morgan since 1996 and prior to managing this fund was an equity derivatives specialist at Goldman Sachs & Co.

--------------------------------------------------------------------------------
Before you invest

Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND

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INVESTOR EXPENSES
The estimated expenses of the fund before and after reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                             1.50
Marketing (12b-1) fees                                                      none
Other expenses                                                              4.16
--------------------------------------------------------------------------------
Total operating expenses                                                    5.66

Fee waiver and
expense reimbursement(2)                                                    4.41
--------------------------------------------------------------------------------
Net expenses(2)                                                             1.25
--------------------------------------------------------------------------------


Expense example
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The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, net expenses for the first 12 months and total operating expenses thereafter, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.
--------------------------------------------------------------------------------
                                      1 yr.             3 yrs.
Your cost($)                          127               1,294
--------------------------------------------------------------------------------

(1) This table shows the fund's estimated expenses expressed as a percentage of the funds estimated average net assets.

(2) Reflects an agreement dated 10/1/99 by Morgan Guaranty Trust Company of New York ("Morgan Guaranty"), an affiliate of J.P. Morgan, to reimburse the fund to the extent expenses (excluding extraordinary expenses) exceed 1.25% of the fund's average daily net assets through 9/30/00.

                               J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND | 3

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 380 analysts and portfolio managers around the world and has approximately $349 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN INSTITUTIONAL MARKET NEUTRAL FUND

     The fund takes long and short positions in U.S. stocks, selecting from a universe of mid to large cap stocks with characteristics similar to those of the Russell 1000 and/or S&P 500 Indexes. As a shareholder, you should anticipate risks and rewards beyond those of 90-day U.S. Treasury Bills.



Who may want to invest

The fund is designed for investors who:

o are pursuing long-term capital appreciation but want to minimize exposure to general stock market risk

o want returns that exceed those of 90-day U.S. Treasury Bills with controlled risk


The fund is not designed for investors who:

o want a fund that pursues market trends or focuses only on particular industries or sectors

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves

o are seeking returns similar to those of typical stock funds


4 | U.S. EQUITY MANAGEMENT APPROACH

The fund invests primarily in U.S. stocks. The fund's investment philosophy, developed by the advisor, focuses on stock picking while largely avoiding sector or market-timing strategies.


U.S. EQUITY INVESTMENT PROCESS

In managing the fund, J.P. Morgan employs a three-step process:

[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC OMITTED]
Stocks in each industry are ranked with the help of models

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC OMITTED]
Using research and valuations, the fund's management team chooses stocks for the fund

Stock selection The fund buys and sells stocks according to its policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the fund's managers often consider a number of other criteria:

o catalysts that could trigger a significant change in a stock's price

o high potential reward compared to potential risk

o temporary mispricings caused by market overreactions


                                             U.S. EQUITY MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------
For your convenience, the fund offers several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN
Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA
Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investment is $3,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York - Delaware
  Routing number: 031-100-238
  Credit: J.P. Morgan Institutional Funds
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.


6 | YOUR INVESTMENT

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SELLING SHARES

  By phone - wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone - check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want any cash proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

  Redemption in kind

o The fund reserves the right to make redemptions of over $250,000 in securities rather than cash.

ACCOUNT AND TRANSACTION POLICIES
Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, (e.g., when an event occurs after the close of trading that would materially impact a security's value) the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
Shareholder Services Agent
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
1-800-766-7722

Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 7

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Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
Income dividends are typically paid four times a year. The fund typically makes capital gains distributions, if any, once per year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. The fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS
In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

--------------------------------------------------------------------------------
Transaction                         |  Tax status
--------------------------------------------------------------------------------
Income dividends                       Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares           Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares           Gains are treated as ordinary income;
owned for one year or less             losses are subject
   to special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8 | YOUR INVESTMENT

FUND DETAILS
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BUSINESS STRUCTURE

The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION
The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis. Costs of the trust are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides trust officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                                    1.50% of the fund's
                                                     average net assets
--------------------------------------------------------------------------------
Administrative services                              Fund's pro-rata portion of
(fee shared with Funds                               0.09% of the first $7
Distributor, Inc.)                                   billion of average net
                                                     assets in J.P.
                                                     Morgan-advised portfolios,
                                                     plus 0.04% of average net
                                                     assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                                 0.10% of the fund's average
                                                     net assets

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


PERFORMANCE OF PRIVATE ACCOUNTS

The fund's goal and policies are substantially similar to those used by J.P. Morgan in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite of these private accounts (the "Private Account Composite").

The performance of the Private Account Composite does not represent the fund's performance nor should it be interpreted as indicative of the fund's future performance. The accounts in the Private Account Composite are not subject to the same limitations imposed on mutual funds. If the accounts included in the Private Account Composite had been subject to these limitations, their performance might have been lower.

The performance of the Private Account Composite reflect the deductions of the fund's total annual operating expenses, after expense reimbursements.

                                                              Annual Total Returns for the Year Ended December 31,
                                     1990        1991      1992       1993       1994       1995       1996       1997       1998
Private Account Composite            3.02%      4.88%     15.89%     -0.96%      2.56%      5.77%     13.52%      4.12%     11.50%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                   7.21%      5.60%      3.51%      2.87%      3.90%      5.60%      5.21%      5.26%      4.86%
------------------------------------------------------------------------------------------------------------------------------------

The Private Account Composite currently includes all discretionary accounts managed by J.P. Morgan using substantially similar investment strategy as the fund. The inception date for the Private Account Composite was January 31, 1990. Prior to January 1, 1993, the Composite may not have included all discretionary accounts.

                                                                FUND DETAILS | 9

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RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
Potential risks                              Potential rewards                         Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------

Market conditions
o The fund's share price and performance     o Stocks have generally outperformed      o Under normal circumstances the fund plans
  will fluctuate in response to stock          more stable investments (such as          to remain fully invested, with at least 65%
  market movements                             bonds and cash equivalents) over the      in stocks; stock investments may inc